INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income tax expense (recovery)	$ 775	$ 458	$ 536
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(712)	(283)	(182)
Recovery arising from previously unrecognized tax assets	(121)	(440)	(195)
Change of tax rates and imposition of new legislations	3	(54)	6
Deferred income tax expense (recovery)	(830)	(777)	(371)
Total income tax expense (recovery)	$ (55)	$ (319)	$ 165